Tax - Movement of deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	£ 1,522	£ 1,931
Liabilities, beginning of period	(250)	(351)
Deferred tax asset (liability)	1,272	1,580
Income statement	(288)	(41)
Other comprehensive income	(58)	(230)
Foreign exchange and other adjustments	(36)	(37)
Deferred tax asset (liability)	890	1,272
Assets, end of period	936	1,522
Liabilities, end of period	(46)	(250)
Deferred tax assets	895	1,278
Deferred tax liabilities	5	6
France
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability)	693
Deferred tax asset (liability)	391	693
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	138	391
Liabilities, beginning of period	0	0
Deferred tax asset (liability)	138	391
Income statement	0	0
Other comprehensive income	(39)	(252)
Foreign exchange and other adjustments	(2)	(1)
Deferred tax asset (liability)	97	138
Assets, end of period	97	138
Liabilities, end of period	0	0
Loan impairment provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	59	60
Liabilities, beginning of period	0	0
Deferred tax asset (liability)	59	60
Income statement	(15)	(4)
Other comprehensive income	0	0
Foreign exchange and other adjustments	(2)	3
Deferred tax asset (liability)	42	59
Assets, end of period	42	59
Liabilities, end of period	0	0
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	191	227
Liabilities, beginning of period	0	0
Deferred tax asset (liability)	191	227
Income statement	(44)	(36)
Other comprehensive income	0	0
Foreign exchange and other adjustments	1	0
Deferred tax asset (liability)	148	191
Assets, end of period	148	191
Liabilities, end of period	0	0
FVOCI investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	329	474
Liabilities, beginning of period	(197)	(351)
Deferred tax asset (liability)	132	123
Income statement	(40)	44
Other comprehensive income	(23)	(43)
Foreign exchange and other adjustments	7	8
Deferred tax asset (liability)	76	132
Assets, end of period	76	329
Liabilities, end of period	0	(197)
Relief for tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	601	628
Liabilities, beginning of period	0	0
Deferred tax asset (liability)	601	628
Income statement	(145)	(17)
Other comprehensive income	0	0
Foreign exchange and other adjustments	(14)	(10)
Deferred tax asset (liability)	442	601
Assets, end of period	442	601
Liabilities, end of period	0	0
Relief for tax losses | France
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, end of period	414
Relief for tax losses | United States
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, end of period	16
Relief for tax losses | Federal Tax Administration of Switzerland
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, end of period	11
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets, beginning of period	204	151
Liabilities, beginning of period	(53)	0
Deferred tax asset (liability)	151	151
Income statement	(44)	(28)
Other comprehensive income	4	65
Foreign exchange and other adjustments	(26)	(37)
Deferred tax asset (liability)	85	151
Assets, end of period	131	204
Liabilities, end of period	£ (46)	£ (53)